UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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


                            TITLE OF        CUSIP        VALUE     SHARES     SH/ PUT/   INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS                      (x$1000)   PRN  AMT   PRN CALL   DSCRETN   MANAGERS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC             COM             047439104       6,541     501,210     SH        SOLE       N/A     501,210
ATHEROGENICS INC             COM             047439104       2,851     218,500    PUT        SOLE       N/A     218,500
AVANIR PHARMACEUTICALS       CL A NEW        05348P401       9,522   1,392,139     SH        SOLE       N/A   1,392,139
BIOTECH HOLDERS TR           DEPOSTRY RCPTS  09067D201      14,714      83,374     SH        SOLE       N/A      83,374
COLEY PHARMACEUTICAL GROUP   COM             19388P106       8,642     748,230     SH        SOLE       N/A     748,230
CORCEPT THERAPEUTICS INC     COM             218352102         324      80,000     SH        SOLE       N/A      80,000
CV THERAPEUTICS INC          COM             126667104       2,385     170,700     SH        SOLE       N/A     170,700
CV THERAPEUTICS INC          COM             126667104       2,463     176,300    PUT        SOLE       N/A     176,300
DENDREON CORP                COM             24823Q107       4,255     879,206     SH        SOLE       N/A     879,206
EMISPHERE TECHNOLOGIES INC   COM             291345106      12,212   1,431,620     SH        SOLE       N/A   1,431,620
FORBES MEDI-TECH INC         COM             344907100         203      97,425     SH        SOLE       N/A      97,425
HUMAN GENOME SCIENCES INC    COM             444903108       3,071     286,978     SH        SOLE       N/A     286,978
NITROMED INC                 COM             654798503       1,009     208,887     SH        SOLE       N/A     208,887
NPS PHARMACEUTICALS INC      COM             62936P103       1,345     275,574     SH        SOLE       N/A     275,574
OMRIX BIOPHARMACEUTICALS INC COM             681989109         868      64,680     SH        SOLE       N/A      64,680
RENOVIS INC                  COM             759885106       6,985     456,238     SH        SOLE       N/A     456,238
REPROS THERAPEUTICS INC      COM             76028H100       1,018     125,000     SH        SOLE       N/A     125,000
TELIK INC                    COM             87959M109      27,952   1,694,073     SH        SOLE       N/A   1,694,073
ZYMOGENETICS INC             COM             98985T109       2,185     115,206     SH        SOLE       N/A     115,206

                                         19               108,545


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         19
Form 13F Information Table Value Total:         108,545
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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